EQUITY - Treasury Shares (Details) - ARS ($) $ in Millions		Apr. 29, 2016	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	May 21, 2013
Equity
Total equity			$ 228,913		$ 55,028	$ 54,673	$ 48,804
Treasury shares (in shares)			15,221,373
Treasury shares, Capital nominal value
Equity
Total equity	[1],[2]		$ 15
Maximum time period for sale of treasury shares		3 years
Treasury shares (in shares)			15,221,373
Percentage of treasury shares held			0.70%
Voluntary reserve for capital investments
Equity
Total equity			$ 3,300	[3]				$ 1,200
Treasury shares acquisition cost
Equity
Total equity	[2]		$ (1,795)

[1]	As of December 31, 2018 total shares (2,168,909,384), of $1 argentine peso of nominal value each, were issued and fully paid. As of December 31,2018, 15,221,373 were treasury shares.
[2]	Corresponds to 15,221,373 shares of $1 argentine peso of nominal value each, equivalent to 0.70% of total capital. The treasury shares acquisition costs amounted to 1,795. See Note 20 to these consolidated financial statements.
[3]	Correspond to the Facultative Reserves to maintain the capital investments level and the current level of solvency.